ORDINARY SHARES (Details) (USD $)	1 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class A ordinary shares item	Aug. 31, 2010 Class A ordinary shares	Aug. 05, 2010 Class A ordinary shares	Jun. 03, 2013 Class A ordinary shares Subsequent Event	Aug. 31, 2010 Class B Ordinary shares	Dec. 31, 2012 Class B Ordinary shares item
ORDINARY SHARES
Number of American depositary shares issued	7,500,000
Number of shares offered by selling shareholders	3,177,207
Equivalent number of shares for each American depositary share					2	2
Par value of ordinary shares (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Number of shares issued on conversion of convertible preferred shares								80,755,877
Number of votes per ordinary share				1					10
Conversion ratio for conversion of Class B ordinary shares into Class A ordinary shares									1
Shares issued		145,975,484	144,481,064
Shares outstanding		145,975,484	144,481,064
Shares issued during the period				1,494,420
Number of ordinary shares converted to Class A ordinary shares									4,786,125
Number of shares issued							30,801,128